Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other payables
Deposits	¥ 55,793		¥ 53,203		¥ 46,961
Payments received on behalf of manachised hotels	410,444		199,395		287,516
Deferred rent					6,483
VAT and other taxes payable	26,569		19,871		22,120
Payable for purchase of property and equipment	8,092		12,617		38,357
Others	31,475		45,196		45,943
Total	¥ 532,373	$ 77,520	¥ 330,282	$ 47,886	¥ 447,380